PROPERTY, PLANT AND EQUIPMENT - Property, Plant and Equipment Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	$ 1,868.2
Balance, end of the year	1,940.2	$ 1,868.2
Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	2.8
Balance, end of the year	7.1	2.8
Mining properties
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	855.0
Balance, end of the year	1,016.9	855.0
Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	1,010.4
Balance, end of the year	916.2	1,010.4
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	4,226.2	3,962.8
Additions	232.3	294.3
Changes in asset retirement obligations	4.6	11.7
Disposals	(31.4)	(42.6)
Transfers within Property, plant and equipment	0.0	0.0
Balance, end of the year	4,431.7	4,226.2
Gross carrying amount | Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	2.8	7.9
Additions	20.9	34.9
Changes in asset retirement obligations	0.0	0.0
Disposals	0.0	0.0
Transfers within Property, plant and equipment	(16.6)	(40.0)
Balance, end of the year	7.1	2.8
Gross carrying amount | Mining properties
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	2,336.5	2,133.6
Additions	128.3	172.1
Changes in asset retirement obligations	4.6	11.7
Disposals	(0.2)	0.0
Transfers within Property, plant and equipment	16.9	19.1
Balance, end of the year	2,486.1	2,336.5
Gross carrying amount | Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	1,886.9	1,821.3
Additions	83.1	87.3
Changes in asset retirement obligations	0.0	0.0
Disposals	(31.2)	(42.6)
Transfers within Property, plant and equipment	(0.3)	20.9
Balance, end of the year	$ 1,938.5	$ 1,886.9